ACCOUNTS RECEIVABLE, NET - Allowance for credit losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
ALLOWANCE FOR CREDIT LOSSES
At beginning of year	$ 1,908,803	$ 0
Provision for credit losses, net	518,774	1,908,803
At end of year	$ 2,427,577	$ 1,908,803